[BINGHAM LETTERHEAD]

October 29, 2014

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:                           Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Numbers 333-177616 and 811-04844) for Separate Account I of Integrity Life Insurance Company (the “Separate Account”) Integrity Life Insurance Company (the “Integrity”) The Western and Southern Life Insurance Company (the “Guarantor”)

Dear Madam or Sir:

Accompanying this letter is Post-Effective Amendment No. 5 to a registration statement filed on Form N-4 for a flexible premium variable annuity to be issued by Integrity and the Separate Account (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) to add to the prospectus contained in the registration statement a new rider called Guaranteed Lifetime Income Advantage 2 Rider (“GILA 2”). The new rider is substantially similar to the Guaranteed Lifetime Income Advantage 1 (“GILA 1”) which is also being offered in this registration statement and does not raise any disclosure or regulatory issues which were not considered in connection with GILA 1.

In addition to the above-captioned registration statement, it is intended to add the GILA 2 rider to another registration statement offered through the Separate Account and two registration statements offered through a separate account of the Depositor’s New York affiliate, National Integrity Life Insurance Company (“National Integrity”). On behalf of Integrity and National Integrity and with respect to the registration statements identified on Attachment A (the “Subject Post-effective Amendments”), we are writing to request permission to file a post-effective amendment to the registration statement of each Subject Post-effective Amendment pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933, as amended (the “1933 Act”) provided that such amendments reflect all revisions relevant to GILA 2  that are made with respect to the Amendment and that the Subject Post-effective Amendments do not otherwise contain disclosure that would render them ineligible to be filed pursuant to Rule 485(b).

Currently, the underlying investment options available with the GILA 1 rider and the rules applicable to their use are the same in all four registration statements referred to in this request. That will remain true with the GILA 2 rider. Similarly, any limitations on the contemporaneous use of the investment options which are not part of the GILA 1 and 2 Riders will be identical. In addition, it should be noted that these Riders are available only when the related variable annuity contract is initially purchased. Accordingly, there is no need for disclosure on the mechanism for switching between the GILA Riders.

Rule 485(b)(1)(vii) allows the Commission, on a discretionary basis, to permit certain types of post-effective amendments not eligible to be filed as 485(b) amendments to become effective automatically without opportunity for Staff review.  In its release regarding the filing of post-effective amendments,(1) the Commission stated that a post-effective amendment containing revisions that are substantially identical to those contained in previously-filed post-effective amendments for other funds in a fund complex would be eligible to become effective upon filing without Division review if the Division had previously had an opportunity to review one of them.

Please call me at (202) 739-6036 if you have any questions or comments.  We appreciate your attention to this matter.

Sincerely,

/s/ Michael Berenson

Michael Berenson

cc:              Rhonda Malone, Esq.

(1)                                 Post-Effective Amendments to Investment Company Registration Statements, Investment Company Act Rel. No. 20486 (Aug. 17, 1994).

Attachment A

Separate Account I of Integrity Life Insurance Company-                  333-44876   (AnnuiChoice II)

Separate Account I of National Integrity Life Insurance Company-   333-44892   (AnnuiChoice II)

Separate Account I of National Integrity Life Insurance Company-   333-177618  (Pinnacle V)